Investment Objectives and Goals - Multi-Sector Income Fund	Aug. 25, 2026
Prospectus [Line Items]
Risk/Return [Heading]	MULTI-SECTOR INCOME FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks income.